Share Capital - Schedule of Share Capital Issued and Fully Paid (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Issued and fully paid share capital	£ 3,119	£ 3,119
Ordinary Share Capital [member]
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid	31,051,768,866	31,051,768,866
Issued and fully paid share capital	£ 3,105	£ 3,105
Three Hundred Million Preference Shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid	13,780	13,780
Issued and fully paid share capital	£ 14	£ 14